Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 113,098	$ 117,662
Prepaid expenses and other current assets	9,251	10,630
Total current assets	122,349	128,292
NON-CURRENT ASSETS:
Property and equipment, net	9,635	9,906
Intangible assets, net	6	8
Operating lease right of use assets	60,055
Other non-current assets	4,128	2,919
Total assets	196,173	141,125
CURRENT LIABILITIES:
Accounts payable	9,141	5,187
Accrued expenses and other current liabilities	8,841	15,497
Operating lease liabilities, current	7,412
Total current liabilities	25,394	20,684
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	52,217
Total liabilities	77,611	20,684
Commitments and contingencies (Note 9)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	494,797	467,213
Accumulated other comprehensive gain	6,742	9,472
Accumulated deficit	(383,114)	(356,381)
Total shareholders’ equity	118,562	120,441
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	196,173	141,125
Deferred Shares One
SHAREHOLDERS’ EQUITY:
Deferred shares, value	$ 137	$ 137